Summary of Significant Accounting Policies (Details 3) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cost of Sales – Product Costs	$ 1,111,539
Cost of Sales – Fulfilment Costs and Other	592,848
Total	$ 1,704,387		$ 1,850,629	$ 2,735